March 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide VA Separate Account—B (“Registrant”)
File No. 811-06399
Rule 30b2-1 Filing under the Investment Company Act of 1940 (“1940 Act”)

Members of the Commission:

On behalf of Nationwide Life and Annuity Insurance Company and Nationwide VA Separate Account—B, we hereby acknowledge that the annual reports for the following underlying funds for the period ended December 31, 2018, have been submitted to contract owners. This filing is made pursuant to Rule 30b2-1(b).

Some of the funds included in each Fund Company’s annual report filing may not be available under every contract offered by the Registrant. We understand that the Fund Companies have filed (or will file) these reports with the Commission and, to the extent necessary, we incorporate these filings by reference.

Fund Company	CIK Code
American Century Variable Portfolios II, Inc.—American Century VP Inflation Protection Fund: Class II	0001124155
American Century Variable Portfolios, Inc.—American Century VP Balanced Fund: Class I	0000814680
American Century Variable Portfolios, Inc.—American Century VP Capital Appreciation Fund: Class I	0000814680
American Century Variable Portfolios, Inc.—American Century VP Income & Growth Fund: Class I	0000814680
American Century Variable Portfolios, Inc.—American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc.—American Century VP Ultra(R) Fund: Class I	0000814680
Dreyfus Investment Portfolios—Small Cap Stock Index Portfolio: Service Shares	0001056707
Dreyfus Stock Index Fund, Inc.: Initial Shares	0000846800
Dreyfus Variable Investment Fund—Appreciation Portfolio: Initial Shares	0000813383
Dreyfus Variable Investment Fund—Growth and Income Portfolio: Initial Shares	0000813383
Federated Insurance Series—Federated Quality Bond Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products Fund—VIP Asset Manager Portfolio: Initial Class	0000823535
Fidelity Variable Insurance Products Fund—VIP Equity-Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Growth Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP High Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Investment Grade Bond Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund—VIP Overseas Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund—VIP Value Strategies Portfolio: Service Class	0000927384
Janus Henderson VIT Forty Portfolio: Service Shares	0000906185
Janus Henderson VIT Global Technology Portfolio: Service Shares	0000906185
Janus Henderson VIT Overseas Portfolio: Service Shares	0000906185
JPMorgan Insurance Trust—JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1	0000909221
Morgan Stanley Variable Insurance Fund, Inc.—Emerging Markets Debt Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc.—U.S. Real Estate Portfolio: Class I	0001011378
Nationwide Variable Insurance Trust—American Century NVIT Multi Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—BlackRock NVIT Equity Dividend Fund: Class II	0000353905
Nationwide Variable Insurance Trust—Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	0000353905
Nationwide Variable Insurance Trust—Neuberger Berman NVIT Socially Responsible Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Core Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Dynamic U.S. Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Emerging Markets Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT International Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust—NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi Sector Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager International Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager International Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Large Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905

Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Nationwide Fund: Class I	0000353905
Nationwide Variable Insurance Trust—NVIT Real Estate Fund: Class I	0000353905
Neuberger Berman Advisers Management Trust—Guardian Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Large Cap Value Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Mid-Cap Growth Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Short Duration Bond Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust—Sustainable Equity Portfolio: Class I Shares	0000736913
Oppenheimer Variable Account Funds—Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer Global Fund/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	0000752737
Oppenheimer Variable Account Funds—Oppenheimer Total Return Bond Fund/VA: Non-Service Shares	0000752737
T. Rowe Price Equity Series, Inc.—T. Rowe Price Health Sciences Portfolio: II	0000918294
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
VanEck VIP Trust—Emerging Markets Fund: Initial Class	0000811976
VanEck VIP Trust—Global Hard Assets Fund: Class S	0000811976
VanEck VIP Trust—Global Hard Assets Fund: Initial Class	0000811976
VanEck VIP Trust—Unconstrained Emerging Markets Bond Fund: Initial Class	0000811976
Wells Fargo Variable Trust—VT Discovery Fund: Class 2	0001081402
Wells Fargo Variable Trust—VT Opportunity Fund: Class 2	0001081402

You may direct any questions regarding this filing to the undersigned at {1-614-677-6084} or {Marascc2@Nationwide.com}.

Very truly yours,

/s/ Cathy Marasco
Cathy Marasco Associate Vice President, Product Management